TRADE RECEIVABLES - Schedule of Changes in Allowance for Doubtful Accounts (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 4,192,048	$ 2,894,340
Increases		4,055,385
Gain on net monetary position	(2,357,716)	(2,755,641)
Decreases	156	(2,036)
Increases, net of recoveries	655,007
Ending balance	$ 2,489,495	$ 4,192,048